UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-227645-04

Central Index Key Number of the issuing entity: 0001880433

BMW Vehicle Lease Trust 2021-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-227645

Central Index Key Number the depositor:  0001126530

BMW Auto Leasing LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Mathew Morgenstern, (201) 307-4153
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102	Asset Data File (Schedule AL for a pool of specified leases and specified vehicles with an aggregate securitization value of $1,456,027,959.45)

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date: August 31, 2021
BMW AUTO LEASING LLC
    (Depositor)
By:     /s/ Stefan Kramer
Name:	Stefan Kramer
Title:	Chief Executive Officer and Vice President – Finance
By:   /s/ Christian Kunz
Name:	Christian Kunz
Title:	Treasurer